Cash and Bank Balances (Tables)	6 Months Ended
Dec. 31, 2025
Cash and Bank Balances [Abstract]
Schedule of Cash and Bank Balances
	June 30, 2025	December 31, 2025	December 31, 2025
	RM	RM	US$
Cash and bank balances	14,816,854	4,651,283	1,146,766
Fixed deposits	8,906,833	12,882,285	3,176,106
	23,723,687	17,533,568	4,322,872

Schedule of Fixed Deposits Pledged to Financial Institution	The fixed deposit is due for renewal in March 2026.
	June 30, 2025	December 31, 2025	December 31, 2025
	RM	RM	US$
Cash and bank balances	23,723,687	17,533,568	4,322,872
Less: Fixed deposits pledged	(8,906,833)	(336,316)	(82,918)
Cash and cash equivalents per consolidated statements of cash flows	14,816,854	17,197,252	4,239,954